6. INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Inventories Tables
Inventory
		Consolidated
	12/31/2017	12/31/2016
Finished goods	1,308,802	1,183,619
Work in progress	1,135,589	674,860
Raw materials	1,050,588	1,124,158
Spare parts	814,725	824,478
Iron ore	278,041	255,029
Advances to suppliers	12,514	3,168
(-) Provision for losses	(135,840)	(101,176)
	4,464,419	3,964,136

Changes in provision for inventory losses

The movements in the provision for inventory losses are as follows:

		Consolidated
	12/31/2017	12/31/2016
Opening balance	(101,176)	(111,427)
Reversal / (losses) for slow-moving and obsolescence	(34,664)	10,251
Closing balance	(135,840)	(101,176)